Business combination - Fair value of the assets acquired and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Sep. 06, 2022	Dec. 31, 2021	Jun. 30, 2021
Net tangible assets acquired:
Goodwill	$ 2,649,281	$ 2,649,307		$ 1,958,263
Shopline Group
Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits			$ 210,030
-Accounts receivables			12,840
-Right-of-use assets, net			12,192
-Prepayments and other current assets			27,286
-Property and equipment, net			2,474
Accrued liabilities and other liabilities			(113,928)
Lease liabilities			(12,230)
Accounts payable			(20,336)
Deferred tax liabilities			(28,800)
Goodwill			708,471
Non-controlling interests			(222,741)
Mezzanine Equity			(20,000)
Total			699,810
Other acquisition
Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits					$ 7,296
-Accounts receivables					1,376
-Other current assets					1,987
-Property and equipment, net					142
Accrued liabilities and other liabilities					(1,579)
Accounts payable					(2,268)
Deferred tax liabilities					(4,069)
Goodwill					84,925
Non-controlling interests					(21,332)
Total					$ 91,137
Trademark
Net tangible assets acquired:
Amortization period					6 years
Estimated useful lives	10 years
Trademark | Shopline Group
Net tangible assets acquired:
Identifiable intangible assets acquired			144,000
Trademark | Other acquisition
Net tangible assets acquired:
Identifiable intangible assets acquired					$ 11,839
Software | Shopline Group
Net tangible assets acquired:
Identifiable intangible assets acquired			298
Domain names | Shopline Group
Net tangible assets acquired:
Identifiable intangible assets acquired			$ 254
Customer relationships
Net tangible assets acquired:
Amortization period					3 years
Customer relationships | Other acquisition
Net tangible assets acquired:
Identifiable intangible assets acquired					$ 903
Technology
Net tangible assets acquired:
Amortization period					6 years
Technology | Other acquisition
Net tangible assets acquired:
Identifiable intangible assets acquired					$ 11,917